Share-based compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Total share-based payment expense recognized	$ 1,668,000	$ 936,000	$ 2,794,000	$ 1,999,000
Expense from cash-settled share-based payment transactions			37,500
Expense from equity-settled share-based payment transactions			$ 187,500